Cash and Bank Balances	12 Months Ended
Jun. 30, 2025
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES

9. CASH AND BANK BALANCES

	June 30, 2025	June 30, 2024
	RM	RM

Cash and bank balances	32,636,917	9,987,324
Fixed deposits with original maturities of three months or less	-	23,373,900
	32,636,917	33,361,224

Cash and bank balances are classified as financial assets measured at amortized cost.